Supplement to the

Fidelity® 130/30 Large Cap Fund (FOTTX)

A Class of shares of Fidelity 130/30 Large Cap Fund

A Fund of Fidelity Mt. Vernon Street Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2011

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

FLCB-11-01 February 8, 2011
1.881336.102

Supplement to the

Fidelity Advisor 130/30 Large Cap Fund

Class A (FOATX), Class T (FORTX), Class B (FOBTX), Class C (FOCTX), and Institutional Class (FITOX)

Classes of shares of Fidelity® 130/30 Large Cap Fund

A Fund of Fidelity Mt. Vernon Street Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2011

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

AFLC/AFLCIB-11-01 February 8, 2011
1.881338.102

Supplement to the

Fidelity® Convertible Securities Fund (FCVSX), Fidelity Equity-Income II Fund (FEQTX), Fidelity Growth Company Fund (FDGRX), Fidelity Growth Strategies Fund (FDEGX), Fidelity Independence Fund (FDFFX), and Fidelity New Millennium Fund® (FMILX)

Fidelity Convertible Securities Fund is a Class of shares of Fidelity Convertible Securities Fund; Fidelity Equity-Income II Fund is a Class of shares of Fidelity Equity-Income II Fund; Fidelity Growth Company Fund is a Class of shares of Fidelity Growth Company Fund; Fidelity Growth Strategies Fund is a Class of shares of Fidelity Growth Strategies Fund; Fidelity Independence Fund is a Class of shares of Fidelity Independence Fund

Funds of Fidelity Financial Trust and Fidelity Mt. Vernon Street Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2011

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

FFVSB-11-01 February 8, 2011
1.800200.111

Supplement to the

Fidelity® Growth Company Fund
Class F (FGRFX)

A Fund of Fidelity Mt. Vernon Street Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2011

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

GCF-FB-11-01 February 8, 2011
1.918634.101

Supplement to the

Fidelity® Equity-Income II Fund Class K (FETKX), Fidelity Growth Company Fund Class K (FGCKX),
Fidelity Growth Strategies Fund Class K (FAGKX), Fidelity Independence Fund Class K (FDFKX), and
Fidelity Value Strategies Fund Class K (FVSKX)

Fidelity Value Strategies Fund Class K is a Class of shares of Fidelity Advisor Value Strategies Fund

Funds of Fidelity Advisor Series I, Fidelity Financial Trust, and Fidelity Mt. Vernon Street Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2011

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

K-COM11B-11-01 February 8, 2011
1.881475.103